  Summary Prospectus

Touchstone Sands Capital Select Growth Fund  January 30, 2014

Class A Ticker: TSNAX Class C Ticker: TSNCX
Class Y Ticker: CFSIX Class Z Ticker: PTSGX

Before you invest, you may want to review the Fund's prospectus, which contains information about the Fund and its risks. The Fund's prospectus and Statement of Additional Information, both dated January 30, 2014, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund's prospectus and other information about the Fund, go to www.TouchstoneInvestments.com/home/formslit/, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

The Fund's Investment Goal

The Touchstone Sands Capital Select Growth Fund (the "Fund") seeks long-term capital appreciation.

The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 77 and in the Fund's Statement of Additional Information ("SAI") on page 56.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Z	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.78%	0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	None
Other Expenses	0.34%	0.36%	0.34%	0.28%
Total Annual Fund Operating Expenses	1.37%	2.14%	1.37%	1.06%
Fee Waiver or Expense Reimbursement[2]	(0.09)%	(0.11)%	(0.09)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.28%	2.03%	1.28%	1.03%

1The advisory fee is subject to adjustment, up or down, based on the Fund's performance relative to the performance of the Russell 1000 Growth Index (the "Benchmark Index"), and this fee may range from 0.55% to 1.00% depending on the Fund's performance and assets. See "The Funds' Management" section of the Fund's prospectus for additional information.

2Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (excluding dividend expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; other extraordinary expenses not incurred in the ordinary course of business) in order to limit "other expenses" to 0.25% for each Class of shares. This expense limitation is effective through January 29, 2015, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount. See the discussion entitled "Expense Limitation Agreement" under the section entitled "The Advisor" in the Fund's Statement of Additional Information for more information.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the

Touchstone Sands Capital Select Growth Fund

same (reflecting the one year contractual expense limits). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Z	Class Y	Class C
1 Year	$698	$306	$130	$105	$206
3 Years	$976	$659	$425	$334	$659
5 Years	$1,274	$1,139	$741	$582	$1,139
10 Years	$2,119	$2,464	$1,638	$1,291	$2,464

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

The Fund's Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-advisor, Sands Capital Management, LLC ("Sands Capital'' or "Sub-Advisor"), believes have above-average potential for revenue or earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60-days prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies. The weighted-average market capitalization of these companies is generally in excess of $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $2 billion. The Fund will typically own between 25 and 30 stocks.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Sands Capital generally seeks to invest in stocks with sustainable above average earnings growth, and with capital appreciation potential. In addition, Sands Capital looks for companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and that are valued rationally in relation to comparable companies, the market, and the business prospects for that particular company. Sands Capital generally considers selling a security when it no longer meets the investment criteria, when the issues causing such problems are not solvable within an acceptable time frame, or when other opportunities appear more attractive.

The Fund's Principal Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•  Large-Cap Risk: Large-cap risk is the risk that stocks of larger companies may underperform relative to those of small- and mid-sized companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Investing Risk: Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the "Advisor") engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

Touchstone Sands Capital Select Growth Fund

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of concentrated, growth stock investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's prospectus.

The Fund's Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 1000 Growth® Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Sands Capital Select Growth Fund — Class Z Total Return as of December 31

Best Quarter: First Quarter 2012	23.75%
Worst Quarter: Fourth Quarter 2008	(30.93)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. The after-tax returns shown in the table are for Class Z shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Z shares after-tax returns.

Classes A and C shares inception date is November 15, 2010. The Class Y shares inception date is August 27, 2004. Class Y shares performance was calculated using the historical performance of Class Z shares for the period from August 11, 2000 to August 27, 2004. Classes A and C shares performance was calculated using the historical performance of Class Z shares for the period from August 11, 2000 to November 15, 2010. Performance for this period has been restated to reflect the impact of Classes A and C shares fees and expenses, as applicable.

For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's SAI.

Average Annual Total Returns
For the period ended December 31, 2013

	1 Year	5 Years	10 Years
Touchstone Sands Capital Select Growth Fund - Class A
Return Before Taxes	32.55%	28.73%	10.04%
Touchstone Sands Capital Select Growth Fund - Class C
Return Before Taxes	38.55%	29.36%	9.96%
Touchstone Sands Capital Select Growth Fund - Class Y
Return Before Taxes	40.87%	30.54%	10.95%
Touchstone Sands Capital Select Growth Fund - Class Z
Return Before Taxes	40.60%	30.28%	10.70%
Return After Taxes on Distributions	40.35%	30.23%	10.68%
Return After Taxes on Distributions and Sale of Fund Shares	23.17%	25.37%	8.89%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	33.48%	20.39%	7.83%

Touchstone Sands Capital Select Growth Fund

The Fund's Management

Investment Advisor

Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Manager	Investment Experience with the Fund	Primary Title with Sub-Advisor
Sands Capital Management, LLC	Frank M. Sands, Jr., CFA	Managing the Fund since 2000	Chief Investment Officer and Chief Executive Officer

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, Y, and Z
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

Due to asset growth, the Touchstone Sands Capital Institutional Growth Fund (the "Fund") was closed to new accounts, with certain exceptions, on April 8, 2013. Limiting the Fund's availability allowed Touchstone Advisors, Inc., the Fund's investment advisor (the "Advisor"), to protect the interest of existing shareholders by enabling the Fund to maintain adequate liquidity in positions held within the portfolio and to meaningfully participate in targeted investments. Despite the initial closing, asset flows have continued at a high level and additional limitations to investment in the Fund are needed. Effective as of the close of business on October 21, 2013 (the "Effective Date"), the Fund is further closed to new accounts except as noted below.

Additional investments will not be accepted in the Fund until further notice, with the following exceptions:

•  Existing shareholders may add to an existing account through the purchase of additional shares of the Fund, including the reinvestment of dividends and cash distributions from shares owned in the Fund. Please note: Selling agents who transact in the Fund through an omnibus account are not permitted to purchase shares of the Fund on behalf of clients who do not currently own shares of the Fund.

•  An employee of the Advisor or investment sub-advisor may purchase shares of the Fund (a) through an account in his or her own name or jointly held with another individual or as trustee for another individual, or (b) as beneficial owner of shares held in another name by opening (i) a new individual account or IRA account in his or her own name, (ii) a trust account, (iii) a joint account with another party, or (iv) an account on behalf of an immediate family member.

•  Beneficiaries of shares of the Fund (e.g., through an IRA or transfer on death account) or recipients of shares of the Fund through a transfer who wish to use the proceeds of that account to open up a new account in the Fund.

•  Institutional accounts that are approved by the Fund prior to the Effective Date.

•  An investor opening a new account at a financial institution or financial intermediary firm that (i) has clients currently invested in the Fund and (ii) has been pre-approved by the Fund, prior to the Effective Date, to purchase shares of the Fund on behalf of certain of its clients. Investors should contact their financial institution or financial intermediary firm to determine whether new accounts are permitted.

If you believe you are eligible to purchase shares of the Fund, you may be required to provide appropriate proof of eligibility. The Fund reserves the right to: (i) reject any purchase order if it believes that acceptance of such order would interfere with its ability to be effectively managed; (ii) reopen to new investors at a future date; and (iii) make additional exceptions, to limit the above exceptions, or otherwise to modify the foregoing closure policy for any reason.

Subject to the above limitations, you may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. Classes A and C shares may be purchased and sold directly from Touchstone Securities, Inc. ("Touchstone Securities") or through your financial advisor. Class Y shares are available only through financial institutions and financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Class Z Shares are available only through a financial intermediary or financial institutions such as retirement plans, fee based platforms and brokerage accounts. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

Touchstone Sands Capital Select Growth Fund

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Withdrawals from a tax-deferred account, however, may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Touchstone Sands Capital Select Growth Fund

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TSF-56-TFGT-PTSGX-1401